Expenses by nature- Cost of sales, selling and distribution and general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature
Cost of inventories	¥ 4,292,806	¥ 9,099,543	¥ 6,859,362	¥ 6,870,976
Payroll and employee benefits	580,801	1,475,943	819,592	864,693
Rental and related expenses	80,847	279,429	69,174	33,354
Depreciation and amortization	285,241	808,694	391,167	389,871
Licensing expenses	178,241	420,895	249,437	149,612
Promotion and advertising expenses	246,883	572,435	315,976	242,681
Logistics expenses	203,024	535,021	295,933	272,363
Travelling expenses	45,827	121,506	66,544	66,172
Other expenses	198,561	494,684	312,677	384,730
Total cost of sales, selling and distribution and general and administrative expenses	¥ 6,112,231	¥ 13,808,150	¥ 9,379,862	¥ 9,274,452